Concentrations (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Five Unrelated Suppliers [Member]
Concentration of risk percentage	98.00%	84.00%
Minimum [Member] | Two Suppliers [Member]
Concentration of risk percentage	10.00%
Minimum [Member] | Three Suppliers [Member]
Concentration of risk percentage		10.00%
Sales Revenue, Net [Member] | No Customer [Member]
Concentration of risk percentage	10.00%	10.00%
Sales Revenue, Net [Member] | Top Five Customers [Member]
Concentration of risk percentage	25.00%	29.00%
Accounts Receivable [Member] | No Customer [Member] | Minimum [Member]
Concentration of risk percentage	10.00%		10.00%
Accounts Receivable [Member] | Top Five Customers [Member]
Concentration of risk percentage	18.00%		23.00%